RELATED PARTIES	12 Months Ended
Dec. 31, 2020
RELATED PARTIES
RELATED PARTIES

NOTE 21 – RELATED PARTIES

a.    Compensation

Compensation to key executives includes:

	Year Ended December 31,
	2020		2019		2018
	Number		Number		Number
	of persons	Amount	of persons	Amount	of persons	Amount
		U.S. dollars in		U.S. dollars in		U.S. dollars in
		thousands		thousands		thousands
Employee compensation	9	$2,772	8	$2,201	7	$1,835
Share-based payment	9	904	8	850	7	702
Total		$3,676		$3,051		$2,537

Compensation to directors who are not employed by the Company includes:

	Year Ended December 31,
	2020		2019		2018
	Number		Number		Number
	of persons	Amount	of persons	Amount	of persons	Amount
		U.S. dollars in		U.S. dollars in		U.S. dollars in
		thousands		thousands		thousands
Director compensation	8	$244	8	$213	8	$208
Share-based payment		98	8	88	8	76
Total	8	$342		$301		$284

	Year Ended December 31,			December 31,
	2020	2019	2018	2020	2019
	Transaction amounts			Carrying amount
	U.S. dollars in thousands			U.S. dollars in thousands
Key executives (including directors) of the Company	$4,018	$3,352	$2,821	$495	$383

b.    Insurance and indemnification of key management personnel

The Company’s directors and officers are covered by a directors’ and officers’ liability insurance policy. In addition, the Company has undertaken to enter into indemnification agreements with each of its directors and officers undertaking to indemnify them to the fullest extent permitted by law.